UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08606

Deutsche DWS Asset Allocation Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	2/28/2026

Item 1.	Reports to Stockholders.

(a)

DWS Multi-Asset Conservative Allocation Fund

Class A: SPDAX

Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about DWS Multi-Asset Conservative Allocation Fund (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.73%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.12%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect expenses of the underlying funds in which the Fund invests.

Key Fund Statistics

Table Summary
Net Assets ($)	59,407,982
Number of Portfolio Holdings	23
Portfolio Turnover Rate (%)	23
Total Net Advisory Fees Paid ($)	28,010

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Fixed Income - Bond Funds	11%
DWS High Income Fund	10%
DWS Enhanced Commodity Strategy Fund	1%
Fixed Income - Exchange-Traded Funds	59%
iShares U.S. Treasury Bond ETF	15%
iShares iBoxx USD Investment Grade Corporate Bond ETF	14%
iShares GNMA Bond ETF	13%
iShares JP Morgan USD Emerging Markets Bond ETF	6%
Vanguard Total International Bond ETF	6%
Vanguard Intermediate-Term Corporate Bond ETF	3%
VanEck J. P. Morgan EM Local Currency Bond ETF	2%
Fixed Income - Money Market Funds	0%
DWS Central Cash Management Government Fund	0%
Equity - Equity Funds	22%
DWS Equity 500 Index Fund	15%
DWS Emerging Markets Equity Fund	3%
DWS Small Cap Core Fund	2%
DWS RREEF Real Estate Securities Fund	1%
DWS RREEF Global Infrastructure Fund	1%
DWS Global Real Estate Securities Fund	0%
Equity - Exchange-Traded Funds	8%
iShares Core MSCI Europe ETF	2%
iShares MSCI Japan ETF	2%
Vanguard S&P 500 ETF	1%
iShares Russell 2000 ETF	1%
Xtrackers RREEF Global Natural Resources ETF	1%
iShares MSCI Pacific ex Japan ETF	1%
Government & Agency Obligations	0%
U.S. Treasury Bills	0%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Although allocation among different asset categories generally limits risk, fund management may favor an asset category that underperforms other assets or markets as a whole. Stocks may decline in value. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund’s performance is directly related to the performance of the underlying portfolios or funds. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying portfolios or funds. The underlying funds could expose the Fund to risks related to investing in inflation-indexed bonds, real estate securities, infrastructure related companies, commodities, frontier markets, micro-cap companies and the CROCI investment process. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DMACAT-TSRS-A

R-104886-2 (04/26)

DWS Multi-Asset Conservative Allocation Fund

Class C: SPDCX

Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about DWS Multi-Asset Conservative Allocation Fund (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.48%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.97%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect expenses of the underlying funds in which the Fund invests.

Key Fund Statistics

Table Summary
Net Assets ($)	59,407,982
Number of Portfolio Holdings	23
Portfolio Turnover Rate (%)	23
Total Net Advisory Fees Paid ($)	28,010

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Fixed Income - Bond Funds	11%
DWS High Income Fund	10%
DWS Enhanced Commodity Strategy Fund	1%
Fixed Income - Exchange-Traded Funds	59%
iShares U.S. Treasury Bond ETF	15%
iShares iBoxx USD Investment Grade Corporate Bond ETF	14%
iShares GNMA Bond ETF	13%
iShares JP Morgan USD Emerging Markets Bond ETF	6%
Vanguard Total International Bond ETF	6%
Vanguard Intermediate-Term Corporate Bond ETF	3%
VanEck J. P. Morgan EM Local Currency Bond ETF	2%
Fixed Income - Money Market Funds	0%
DWS Central Cash Management Government Fund	0%
Equity - Equity Funds	22%
DWS Equity 500 Index Fund	15%
DWS Emerging Markets Equity Fund	3%
DWS Small Cap Core Fund	2%
DWS RREEF Real Estate Securities Fund	1%
DWS RREEF Global Infrastructure Fund	1%
DWS Global Real Estate Securities Fund	0%
Equity - Exchange-Traded Funds	8%
iShares Core MSCI Europe ETF	2%
iShares MSCI Japan ETF	2%
Vanguard S&P 500 ETF	1%
iShares Russell 2000 ETF	1%
Xtrackers RREEF Global Natural Resources ETF	1%
iShares MSCI Pacific ex Japan ETF	1%
Government & Agency Obligations	0%
U.S. Treasury Bills	0%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Although allocation among different asset categories generally limits risk, fund management may favor an asset category that underperforms other assets or markets as a whole. Stocks may decline in value. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund’s performance is directly related to the performance of the underlying portfolios or funds. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying portfolios or funds. The underlying funds could expose the Fund to risks related to investing in inflation-indexed bonds, real estate securities, infrastructure related companies, commodities, frontier markets, micro-cap companies and the CROCI investment process. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DMACAT-TSRS-C

R-104886-2 (04/26)

DWS Multi-Asset Conservative Allocation Fund

Class S: SPBAX

Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about DWS Multi-Asset Conservative Allocation Fund (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$25	0.48%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.86%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect expenses of the underlying funds in which the Fund invests.

Key Fund Statistics

Table Summary
Net Assets ($)	59,407,982
Number of Portfolio Holdings	23
Portfolio Turnover Rate (%)	23
Total Net Advisory Fees Paid ($)	28,010

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Fixed Income - Bond Funds	11%
DWS High Income Fund	10%
DWS Enhanced Commodity Strategy Fund	1%
Fixed Income - Exchange-Traded Funds	59%
iShares U.S. Treasury Bond ETF	15%
iShares iBoxx USD Investment Grade Corporate Bond ETF	14%
iShares GNMA Bond ETF	13%
iShares JP Morgan USD Emerging Markets Bond ETF	6%
Vanguard Total International Bond ETF	6%
Vanguard Intermediate-Term Corporate Bond ETF	3%
VanEck J. P. Morgan EM Local Currency Bond ETF	2%
Fixed Income - Money Market Funds	0%
DWS Central Cash Management Government Fund	0%
Equity - Equity Funds	22%
DWS Equity 500 Index Fund	15%
DWS Emerging Markets Equity Fund	3%
DWS Small Cap Core Fund	2%
DWS RREEF Real Estate Securities Fund	1%
DWS RREEF Global Infrastructure Fund	1%
DWS Global Real Estate Securities Fund	0%
Equity - Exchange-Traded Funds	8%
iShares Core MSCI Europe ETF	2%
iShares MSCI Japan ETF	2%
Vanguard S&P 500 ETF	1%
iShares Russell 2000 ETF	1%
Xtrackers RREEF Global Natural Resources ETF	1%
iShares MSCI Pacific ex Japan ETF	1%
Government & Agency Obligations	0%
U.S. Treasury Bills	0%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Although allocation among different asset categories generally limits risk, fund management may favor an asset category that underperforms other assets or markets as a whole. Stocks may decline in value. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund’s performance is directly related to the performance of the underlying portfolios or funds. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying portfolios or funds. The underlying funds could expose the Fund to risks related to investing in inflation-indexed bonds, real estate securities, infrastructure related companies, commodities, frontier markets, micro-cap companies and the CROCI investment process. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DMACAT-TSRS-S

R-104886-2 (04/26)

DWS Multi-Asset Moderate Allocation Fund

Class A: PLUSX

Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about DWS Multi-Asset Moderate Allocation Fund (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.62%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect expenses of the underlying funds in which the Fund invests.

Key Fund Statistics

Table Summary
Net Assets ($)	22,536,042
Number of Portfolio Holdings	23
Portfolio Turnover Rate (%)	14
Total Net Advisory Fees Paid ($)	0

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Fixed Income - Bond Funds	6%
DWS High Income Fund	4%
DWS Enhanced Commodity Strategy Fund	2%
DWS Emerging Markets Fixed Income Fund	0%
Fixed Income - Exchange-Traded Funds	27%
Vanguard Intermediate-Term Corporate Bond ETF	9%
iShares GNMA Bond ETF	7%
iShares U.S. Treasury Bond ETF	5%
iShares JP Morgan USD Emerging Markets Bond ETF	3%
iShares Core International Aggregate Bond ETF	2%
VanEck J. P. Morgan EM Local Currency Bond ETF	1%
Fixed Income - Money Market Funds	1%
DWS Central Cash Management Government Fund	1%
Equity - Equity Funds	51%
DWS Equity 500 Index Fund	37%
DWS Emerging Markets Equity Fund	7%
DWS Small Cap Core Fund	3%
DWS RREEF Real Estate Securities Fund	2%
DWS RREEF Global Infrastructure Fund	2%
DWS Global Real Estate Securities Fund	0%
Equity - Exchange-Traded Funds	14%
iShares Core MSCI Europe ETF	5%
iShares MSCI Japan ETF	3%
Vanguard S&P 500 ETF	2%
iShares Russell 2000 ETF	2%
Xtrackers RREEF Global Natural Resources ETF	1%
iShares MSCI Pacific ex Japan ETF	1%
Government & Agency Obligations	1%
U.S. Treasury Bills	1%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Although allocation among different asset categories generally limits risk, fund management may favor an asset category that underperforms other assets or markets as a whole. Stocks may decline in value. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. The Fund’s performance is directly related to the performance of the underlying portfolios or funds. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying portfolios or funds. The underlying funds could expose the Fund to risks related to investing in inflation-indexed bonds, real estate securities, infrastructure related companies, commodities, frontier markets, micro-cap companies and the CROCI investment process. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DMAMAT-TSRS-A

R-104896-2 (04/26)

DWS Multi-Asset Moderate Allocation Fund

Class C: PLSCX

Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about DWS Multi-Asset Moderate Allocation Fund (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$74	1.43%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 2.49%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect expenses of the underlying funds in which the Fund invests.

Key Fund Statistics

Table Summary
Net Assets ($)	22,536,042
Number of Portfolio Holdings	23
Portfolio Turnover Rate (%)	14
Total Net Advisory Fees Paid ($)	0

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Fixed Income - Bond Funds	6%
DWS High Income Fund	4%
DWS Enhanced Commodity Strategy Fund	2%
DWS Emerging Markets Fixed Income Fund	0%
Fixed Income - Exchange-Traded Funds	27%
Vanguard Intermediate-Term Corporate Bond ETF	9%
iShares GNMA Bond ETF	7%
iShares U.S. Treasury Bond ETF	5%
iShares JP Morgan USD Emerging Markets Bond ETF	3%
iShares Core International Aggregate Bond ETF	2%
VanEck J. P. Morgan EM Local Currency Bond ETF	1%
Fixed Income - Money Market Funds	1%
DWS Central Cash Management Government Fund	1%
Equity - Equity Funds	51%
DWS Equity 500 Index Fund	37%
DWS Emerging Markets Equity Fund	7%
DWS Small Cap Core Fund	3%
DWS RREEF Real Estate Securities Fund	2%
DWS RREEF Global Infrastructure Fund	2%
DWS Global Real Estate Securities Fund	0%
Equity - Exchange-Traded Funds	14%
iShares Core MSCI Europe ETF	5%
iShares MSCI Japan ETF	3%
Vanguard S&P 500 ETF	2%
iShares Russell 2000 ETF	2%
Xtrackers RREEF Global Natural Resources ETF	1%
iShares MSCI Pacific ex Japan ETF	1%
Government & Agency Obligations	1%
U.S. Treasury Bills	1%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Although allocation among different asset categories generally limits risk, fund management may favor an asset category that underperforms other assets or markets as a whole. Stocks may decline in value. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. The Fund’s performance is directly related to the performance of the underlying portfolios or funds. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying portfolios or funds. The underlying funds could expose the Fund to risks related to investing in inflation-indexed bonds, real estate securities, infrastructure related companies, commodities, frontier markets, micro-cap companies and the CROCI investment process. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DMAMAT-TSRS-C

R-104896-2 (04/26)

DWS Multi-Asset Moderate Allocation Fund

Class S: PPLSX

Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about DWS Multi-Asset Moderate Allocation Fund (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$22	0.43%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect expenses of the underlying funds in which the Fund invests.

Key Fund Statistics

Table Summary
Net Assets ($)	22,536,042
Number of Portfolio Holdings	23
Portfolio Turnover Rate (%)	14
Total Net Advisory Fees Paid ($)	0

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Fixed Income - Bond Funds	6%
DWS High Income Fund	4%
DWS Enhanced Commodity Strategy Fund	2%
DWS Emerging Markets Fixed Income Fund	0%
Fixed Income - Exchange-Traded Funds	27%
Vanguard Intermediate-Term Corporate Bond ETF	9%
iShares GNMA Bond ETF	7%
iShares U.S. Treasury Bond ETF	5%
iShares JP Morgan USD Emerging Markets Bond ETF	3%
iShares Core International Aggregate Bond ETF	2%
VanEck J. P. Morgan EM Local Currency Bond ETF	1%
Fixed Income - Money Market Funds	1%
DWS Central Cash Management Government Fund	1%
Equity - Equity Funds	51%
DWS Equity 500 Index Fund	37%
DWS Emerging Markets Equity Fund	7%
DWS Small Cap Core Fund	3%
DWS RREEF Real Estate Securities Fund	2%
DWS RREEF Global Infrastructure Fund	2%
DWS Global Real Estate Securities Fund	0%
Equity - Exchange-Traded Funds	14%
iShares Core MSCI Europe ETF	5%
iShares MSCI Japan ETF	3%
Vanguard S&P 500 ETF	2%
iShares Russell 2000 ETF	2%
Xtrackers RREEF Global Natural Resources ETF	1%
iShares MSCI Pacific ex Japan ETF	1%
Government & Agency Obligations	1%
U.S. Treasury Bills	1%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Although allocation among different asset categories generally limits risk, fund management may favor an asset category that underperforms other assets or markets as a whole. Stocks may decline in value. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. The Fund’s performance is directly related to the performance of the underlying portfolios or funds. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying portfolios or funds. The underlying funds could expose the Fund to risks related to investing in inflation-indexed bonds, real estate securities, infrastructure related companies, commodities, frontier markets, micro-cap companies and the CROCI investment process. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DMAMAT-TSRS-S

R-104896-2 (04/26)

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

February 28, 2026
Semiannual Financial Statements and Other Information
DWS Multi-Asset Conservative
Allocation Fund
DWS Multi-Asset Moderate Allocation Fund

Contents
3	Investment Portfolios
13	Statements of Assets and Liabilities
15	Statements of Operations
17	Statements of Changes in Net Assets
19	Financial Highlights
25	Notes to Financial Statements
41	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

Investment Portfoliosas of February 28, 2026 (Unaudited)
DWS Multi-Asset Conservative Allocation Fund
	Shares	Value ($)
Equity — Equity Funds 21.9%
DWS Emerging Markets Equity Fund “Institutional” (a)	60,730	1,611,778
DWS Equity 500 Index Fund “Institutional” (a)	55,569	9,171,590
DWS RREEF Global Infrastructure Fund “Institutional” (a)	29,964	524,678
DWS RREEF Global Real Estate Securities Fund “Institutional” (a)	14,737	121,724
DWS RREEF Real Estate Securities Fund “Institutional” (a)	28,012	652,397
DWS Small Cap Core Fund “S” (a)	16,829	913,991
Total Equity — Equity Funds (Cost $10,593,278)		12,996,158
Equity — Exchange-Traded Funds 7.8%
iShares Core MSCI Europe ETF	16,196	1,239,156
iShares MSCI Japan ETF	10,415	962,033
iShares MSCI Pacific ex Japan ETF	6,141	348,809
iShares Russell 2000 ETF	2,944	769,591
Vanguard S&P 500 ETF	1,389	876,515
Xtrackers RREEF Global Natural Resources ETF (b)	11,773	417,843
Total Equity — Exchange-Traded Funds (Cost $3,543,166)		4,613,947
Fixed Income — Bond Funds 10.8%
DWS Enhanced Commodity Strategy Fund “Institutional” (a)	116,597	771,872
DWS High Income Fund “Institutional” (a)	1,266,937	5,675,877
Total Fixed Income — Bond Funds (Cost $6,061,630)		6,447,749
Fixed Income — Exchange-Traded Funds 58.8%
iShares GNMA Bond ETF	171,789	7,776,888
iShares iBoxx $ Investment Grade Corporate Bond ETF	74,754	8,348,527
iShares JP Morgan USD Emerging Markets Bond ETF	38,195	3,732,797
iShares U.S. Treasury Bond ETF	372,790	8,712,102
VanEck JPMorgan EM Local Currency Bond ETF	36,724	976,491
Vanguard Intermediate-Term Corporate Bond ETF	24,726	2,094,787
Vanguard Total International Bond ETF	66,908	3,291,874
Total Fixed Income — Exchange-Traded Funds (Cost $33,861,201)		34,933,466

The accompanying notes are an integral part of the financial statements.

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	3

DWS Multi-Asset Conservative Allocation Fund
	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.4%
U.S. Treasury Obligations
U.S. Treasury Bills, 3.519% (c), 8/6/2026 (d) (Cost $254,704)	258,700	254,729

	Shares	Value ($)
Fixed Income — Money Market Funds 0.4%
DWS Central Cash Management Government Fund, 3.68% (a) (e) (Cost $203,926)	203,926	203,926

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $54,517,905)	100.1	59,449,975
Other Assets and Liabilities, Net	(0.1)	(41,993)
Net Assets	100.0	59,407,982
A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended February 28, 2026 are as follows:
Value ($) at 8/31/2025	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 2/28/2026	Value ($) at 2/28/2026
Equity — Equity Funds 21.9%
DWS Emerging Markets Equity Fund “Institutional” (a)
1,066,149	525,654	280,000	78,295	221,680	25,654	—	60,730	1,611,778
DWS Equity 500 Index Fund “Institutional” (a)
12,832,386	1,299,750	4,535,000	565,820	(991,366)	82,889	1,216,861	55,569	9,171,590
DWS RREEF Global Infrastructure Fund “Institutional” (a)
765,895	55,557	318,000	12,669	8,557	7,218	48,339	29,964	524,678
DWS RREEF Global Real Estate Securities Fund “Institutional” (a)
1,246,208	—	1,158,000	94,109	(60,593)	—	—	14,737	121,724
DWS RREEF Real Estate Securities Fund “Institutional” (a)
121,790	489,242	—	—	41,365	4,242	—	28,012	652,397
DWS Small Cap Core Fund “S” (a)
1,204,553	10,528	290,000	36,453	(47,543)	1,407	9,121	16,829	913,991
The accompanying notes are an integral part of the financial statements.

4	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

DWS Multi-Asset Conservative Allocation Fund
Value ($) at 8/31/2025	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 2/28/2026	Value ($) at 2/28/2026
Equity —Exchange-Traded Funds 0.7%
Xtrackers RREEF Global Natural Resources ETF (b)
316,567	—	—	—	101,276	5,469	—	11,773	417,843
Fixed Income — Bond Funds 10.9%
DWS Enhanced Commodity Strategy Fund “Institutional” (a)
658,794	24,430	—	—	88,648	24,430	—	116,597	771,872
DWS High Income Fund “Institutional” (a)
5,203,541	772,925	300,000	665	(1,254)	192,925	—	1,266,937	5,675,877
Fixed Income — Money Market Funds 0.3%
DWS Central Cash Management Government Fund, 3.68% (a) (e)
152,150	6,305,278	6,253,502	—	—	9,566	—	203,926	203,926
23,568,033	9,483,364	13,134,502	788,011	(639,230)	353,800	1,274,321	1,805,074	20,065,676
During the period ended February 28, 2026, purchases and sales of affiliated Underlying Funds (excluding short-term investments) aggregated $3,178,086 and $6,881,000, respectively. Purchases and sales of non-affiliated Underlying Funds (excluding short-term investments) aggregated $10,340,505 and $8,845,493, respectively.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.
(b)	Affiliated fund managed by DBX Advisors LLC.
(c)	Annualized yield at time of purchase; not a coupon rate.
(d)	At February 28, 2026, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	The rate shown is the annualized seven-day yield at period end.

EM: Emerging Markets
MSCI: Morgan Stanley Capital International
S&P: Standard & Poor’s
At February 28, 2026, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
2 Year U.S. Treasury Note	USD	6/30/2026	7	1,462,689	1,464,914	2,225
3 Year U.S. Treasury Note	USD	6/30/2026	15	3,204,985	3,212,930	7,945
5 Year U.S. Treasury Note	USD	6/30/2026	2	219,427	220,281	854
The accompanying notes are an integral part of the financial statements.

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	5

DWS Multi-Asset Conservative Allocation Fund
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
U.S. Treasury Long Bond	USD	6/18/2026	7	823,832	829,282	5,450
Ultra Long U.S. Treasury Bond	USD	6/18/2026	6	723,579	729,562	5,983
Total unrealized appreciation						22,457
At February 28, 2026, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	6/18/2026	25	2,831,380	2,845,313	(13,933)
Ultra 10 Year U.S. Treasury Note	USD	6/18/2026	14	1,625,057	1,634,281	(9,224)
Total unrealized depreciation						(23,157)
Currency Abbreviation(s)

USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

6	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

DWS Multi-Asset Conservative Allocation Fund
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Equity — Equity Funds	$12,996,158	$—	$—	$12,996,158
Equity — Exchange-Traded Funds	4,613,947	—	—	4,613,947
Fixed Income — Bond Funds	6,447,749	—	—	6,447,749
Fixed Income — Exchange-Traded Funds	34,933,466	—	—	34,933,466
Government & Agency Obligations	—	254,729	—	254,729
Fixed Income — Money Market Funds	203,926	—	—	203,926
Derivatives (a)
Futures Contracts	22,457	—	—	22,457
Total	$59,217,703	$254,729	$—	$59,472,432

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (a)
Futures Contracts	$(23,157)	$—	$—	$(23,157)
Total	$(23,157)	$—	$—	$(23,157)

(a)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The accompanying notes are an integral part of the financial statements.

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	7

DWS Multi-Asset Moderate Allocation Fund
	Shares	Value ($)
Equity — Equity Funds 50.9%
DWS Emerging Markets Equity Fund “Institutional” (a)	55,266	1,466,752
DWS Equity 500 Index Fund “Institutional” (a)	50,536	8,340,986
DWS RREEF Global Infrastructure Fund “Institutional” (a)	26,103	457,069
DWS RREEF Global Real Estate Securities Fund “Institutional” (a)	6,000	49,559
DWS RREEF Real Estate Securities Fund “Institutional” (a)	24,286	565,610
DWS Small Cap Core Fund “S” (a)	10,778	585,377
Total Equity — Equity Funds (Cost $9,558,701)		11,465,353
Equity — Exchange-Traded Funds 14.3%
iShares Core MSCI Europe ETF	14,379	1,100,138
iShares MSCI Japan ETF	6,058	559,578
iShares MSCI Pacific ex Japan ETF	4,158	236,174
iShares Russell 2000 ETF	1,970	514,978
Vanguard S&P 500 ETF	883	557,208
Xtrackers RREEF Global Natural Resources ETF (b)	7,508	266,471
Total Equity — Exchange-Traded Funds (Cost $2,259,098)		3,234,547
Fixed Income — Bond Funds 6.0%
DWS Emerging Markets Fixed Income Fund “Institutional” (a)	8	68
DWS Enhanced Commodity Strategy Fund “Institutional” (a)	56,683	375,241
DWS High Income Fund “Institutional” (a)	217,072	972,481
Total Fixed Income — Bond Funds (Cost $1,237,584)		1,347,790
Fixed Income — Exchange-Traded Funds 27.2%
iShares Core International Aggregate Bond ETF	11,370	578,278
iShares GNMA Bond ETF	35,639	1,613,378
iShares JP Morgan USD Emerging Markets Bond ETF	7,554	738,252
iShares U.S. Treasury Bond ETF	46,271	1,081,353
VanEck JPMorgan EM Local Currency Bond ETF	6,363	169,192
Vanguard Intermediate-Term Corporate Bond ETF	23,076	1,954,999
Total Fixed Income — Exchange-Traded Funds (Cost $5,880,761)		6,135,452

The accompanying notes are an integral part of the financial statements.

8	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

DWS Multi-Asset Moderate Allocation Fund
	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.5%
U.S. Treasury Obligations
U.S. Treasury Bills, 3.52% (c), 8/6/2026 (d) (Cost $112,042)	113,800	112,053

	Shares	Value ($)
Fixed Income — Money Market Funds 1.2%
DWS Central Cash Management Government Fund, 3.68% (a) (e) (Cost $267,363)	267,363	267,363

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $19,315,549)	100.1	22,562,558
Other Assets and Liabilities, Net	(0.1)	(26,516)
Net Assets	100.0	22,536,042
A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended February 28, 2026 are as follows:
Value ($) at 8/31/2025	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 2/28/2026	Value ($) at 2/28/2026
Equity — Equity Funds 50.9%
DWS Emerging Markets Equity Fund “Institutional” (a)
1,134,217	130,479	110,000	2,721	309,335	35,479	—	55,266	1,466,752
DWS Equity 500 Index Fund “Institutional” (a)
7,509,456	1,201,099	—	—	(369,569)	54,654	846,445	50,536	8,340,986
DWS RREEF Global Infrastructure Fund “Institutional” (a)
650,201	49,455	260,000	8,956	8,457	6,245	43,211	26,103	457,069
DWS RREEF Global Real Estate Securities Fund “Institutional” (a)
749,936	—	719,000	62,913	(44,290)	—	—	6,000	49,559
DWS RREEF Real Estate Securities Fund “Institutional” (a)
53,097	573,244	100,000	(3,815)	43,084	3,244	—	24,286	565,610
DWS Small Cap Core Fund “S” (a)
586,409	6,743	—	—	(7,775)	901	5,842	10,778	585,377
The accompanying notes are an integral part of the financial statements.

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	9

DWS Multi-Asset Moderate Allocation Fund
Value ($) at 8/31/2025	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 2/28/2026	Value ($) at 2/28/2026
Equity —Exchange-Traded Funds 1.2%
Xtrackers RREEF Global Natural Resources ETF (b)
114,709	99,724	—	—	52,038	1,981	—	7,508	266,471
Fixed Income — Bond Funds 6.0%
DWS Emerging Markets Fixed Income Fund “Institutional” (a)
66	—	—	—	2	3	—	8	68
DWS Enhanced Commodity Strategy Fund “Institutional” (a)
320,269	11,876	—	—	43,096	11,876	—	56,683	375,241
DWS High Income Fund “Institutional” (a)
1,109,695	37,009	175,000	736	41	37,009	—	217,072	972,481
Fixed Income — Money Market Funds 1.2%
DWS Central Cash Management Government Fund, 3.68% (a) (e)
24,074	1,973,518	1,730,229	—	—	7,147	—	267,363	267,363
12,252,129	4,083,147	3,094,229	71,511	34,419	158,539	895,498	721,603	13,346,977
During the period ended February 28, 2026 purchases and sales of affiliated Underlying Funds (excluding short-term investments) aggregated $2,109,629 and $1,364,000, respectively. Purchases and sales of non-affiliated Underlying Funds (excluding short-term investments) aggregated $1,564,811 and $1,723,286, respectively.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.
(b)	Affiliated fund managed by DBX Advisors LLC.
(c)	Annualized yield at time of purchase; not a coupon rate.
(d)	At February 28, 2026, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	The rate shown is the annualized seven-day yield at period end.

EM: Emerging Markets
MSCI: Morgan Stanley Capital International
S&P: Standard & Poor’s
At February 28, 2026, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
2 Year U.S. Treasury Note	USD	6/30/2026	3	626,867	627,821	954
The accompanying notes are an integral part of the financial statements.

10	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

DWS Multi-Asset Moderate Allocation Fund
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
5 Year U.S. Treasury Note	USD	6/30/2026	7	768,814	770,985	2,170
E-Mini S&P 500 Index	USD	3/20/2026	2	696,677	688,900	(7,777)
U.S. Treasury Long Bond	USD	6/18/2026	2	235,380	236,937	1,557
Ultra Long U.S. Treasury Bond	USD	6/18/2026	5	602,983	607,969	4,986
Total net unrealized appreciation						1,890
At February 28, 2026, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	6/18/2026	9	1,019,297	1,024,313	(5,016)
3 Year U.S. Treasury Note	USD	6/30/2026	2	427,315	428,391	(1,076)
Ultra 10 Year U.S. Treasury Note	USD	6/18/2026	7	812,528	817,140	(4,612)
Total unrealized depreciation						(10,704)
Currency Abbreviation(s)

USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	11

DWS Multi-Asset Moderate Allocation Fund
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Equity — Equity Funds	$11,465,353	$—	$—	$11,465,353
Equity — Exchange-Traded Funds	3,234,547	—	—	3,234,547
Fixed Income — Bond Funds	1,347,790	—	—	1,347,790
Fixed Income — Exchange-Traded Funds	6,135,452	—	—	6,135,452
Government & Agency Obligations	—	112,053	—	112,053
Fixed Income — Money Market Funds	267,363	—	—	267,363
Derivatives (a)
Futures Contracts	9,667	—	—	9,667
Total	$22,460,172	$112,053	$—	$22,572,225

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (a)
Futures Contracts	$(18,481)	$—	$—	$(18,481)
Total	$(18,481)	$—	$—	$(18,481)

(a)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The accompanying notes are an integral part of the financial statements.

12	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

Statements of Assets and Liabilities
as of February 28, 2026 (Unaudited)

Assets	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Investments in non-affiliated securities and Underlying Funds, at value (cost $37,348,558 and $8,041,560, respectively)	$39,384,299	$9,215,581
Investments in affiliated Underlying Funds, at value (cost $17,169,347 and $11,273,989, respectively)	20,065,676	13,346,977
Cash	10,757	5,666
Foreign currency, at value (cost $1 and $1, respectively)	1	1
Receivable for Fund shares sold	1,755	1,172
Other assets	30,953	26,151
Total assets	59,493,441	22,595,548
Liabilities
Payable for Fund shares redeemed	1,122	—
Payable for variation margin on futures contracts	849	3,890
Accrued Trustees' fees	996	488
Other accrued expenses and payables	82,492	55,128
Total liabilities	85,459	59,506
Net assets, at value	$59,407,982	$22,536,042
Net Assets Consist of
Distributable earnings (loss)	7,415,645	3,645,678
Paid-in capital	51,992,337	18,890,364
Net assets, at value	$59,407,982	$22,536,042
The accompanying notes are an integral part of the financial statements.

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	13

Statements of Assets and Liabilities as of February 28, 2026 (Unaudited) (continued)

Net Asset Value	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Class A
Net assets applicable to shares outstanding	25,723,279	15,362,554
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	1,964,793	1,893,852
Net Asset Value and redemption price per share	$13.09	$8.11
Maximum offering price per share (100 ÷ 94.25 of net asset value)	$13.89	$8.60
Class C
Net assets applicable to shares outstanding	1,214,811	706,906
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	92,880	86,587
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$13.08	$8.16
Class S
Net assets applicable to shares outstanding	32,469,892	6,466,582
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	2,484,956	799,658
Net Asset Value, offering and redemption price per share	$13.07	$8.09
The accompanying notes are an integral part of the financial statements.

14	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

Statements of Operations
for the six months ended February 28, 2026 (Unaudited)

Investment Income	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Income:
Dividends	$843,635	$178,041
Income distributions from affiliated Underlying Funds	353,800	158,539
Total income	1,197,435	336,580
Expenses:
Management fee	30,383	11,263
Administration fee	28,901	10,664
Services to shareholders	50,976	19,751
Distribution and service fees	36,817	21,648
Custodian fee	2,562	2,381
Audit fee	24,240	23,878
Legal fees	7,069	6,911
Tax fees	3,815	3,815
Reports to shareholders	12,053	10,730
Registration fees	23,236	23,385
Trustees' fees and expenses	1,708	1,035
Other	3,166	2,103
Total expenses before expense reductions	224,926	137,564
Expense reductions	(43,909)	(67,918)
Total expenses after expense reductions	181,017	69,646
Net investment income	1,016,418	266,934
The accompanying notes are an integral part of the financial statements.

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	15

Statements of Operations
for the six months ended February 28, 2026 (Unaudited) (continued)

Realized and Unrealized Gain (Loss)	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Net realized gain (loss) from:
Sale of affiliated Underlying Funds	$788,011	$71,511
Sale of non-affiliated Underlying Funds	349,224	146,351
Capital gain distributions from affiliated Underlying Funds	1,274,321	895,498
Futures	(5,877)	48,929
	2,405,679	1,162,289
Change in net unrealized appreciation (depreciation) on:
Affiliated Underlying Funds	(639,230)	34,419
Non-affiliated Underlying Funds	611,962	318,649
Futures	9,071	(6,267)
Foreign currency	446	220
	(17,751)	347,021
Net gain (loss)	2,387,928	1,509,310
Net increase (decrease) in net assets resulting from operations	$3,404,346	$1,776,244
The accompanying notes are an integral part of the financial statements.

16	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

Statements of Changes in Net Assets
DWS Multi-Asset Conservative Allocation Fund
	Six Months Ended February 28, 2026	Year Ended August 31,
Increase (Decrease) in Net Assets	(Unaudited)	2025
Operations:
Net investment income	$1,016,418	$1,636,094
Net realized gain (loss)	2,405,679	5,847,174
Change in net unrealized appreciation (depreciation)	(17,751)	(4,242,882)
Net increase (decrease) in net assets resulting from operations	3,404,346	3,240,386
Distributions to shareholders:
Class A	(2,256,848)	(1,387,462)
Class C	(87,166)	(44,324)
Class S	(2,924,490)	(1,776,388)
Total distributions	(5,268,504)	(3,208,174)
Fund share transactions:
Proceeds from shares sold	2,860,584	1,921,575
Reinvestment of distributions	5,113,623	3,105,302
Payments for shares redeemed	(7,109,094)	(8,676,101)
Net increase (decrease) in net assets from Fund share transactions	865,113	(3,649,224)
Increase (decrease) in net assets	(999,045)	(3,617,012)
Net assets at beginning of period	60,407,027	64,024,039
Net assets at end of period	$59,407,982	$60,407,027
The accompanying notes are an integral part of the financial statements.

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	17

Statements of Changes in Net Assets  (continued)

DWS Multi-Asset Moderate Allocation Fund
	Six Months Ended February 28, 2026	Year Ended August 31,
Increase (Decrease) in Net Assets	(Unaudited)	2025
Operations:
Net investment income	$266,934	$390,592
Net realized gain (loss)	1,162,289	4,097,509
Change in net unrealized appreciation (depreciation)	347,021	(3,012,118)
Net increase (decrease) in net assets resulting from operations	1,776,244	1,475,983
Distributions to shareholders:
Class A	(399,657)	(4,234,519)
Class C	(11,541)	(265,143)
Class S	(188,844)	(1,662,826)
Total distributions	(600,042)	(6,162,488)
Fund share transactions:
Proceeds from shares sold	1,541,818	2,286,307
Reinvestment of distributions	595,686	6,118,480
Payments for shares redeemed	(1,888,821)	(4,078,862)
Net increase (decrease) in net assets from Fund share transactions	248,683	4,325,925
Increase (decrease) in net assets	1,424,885	(360,580)
Net assets at beginning of period	21,111,157	21,471,737
Net assets at end of period	$22,536,042	$21,111,157

The accompanying notes are an integral part of the financial statements.

18	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

Financial Highlights
DWS Multi-Asset Conservative Allocation Fund — Class A
	Six Months Ended 2/28/26	Years Ended August 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$13.56	$13.55	$12.49	$12.34	$15.27	$13.97
Income (loss) from investment operations:
Net investment income[a]	.22	.34	.34	.29	.25	.17
Net realized and unrealized gain (loss)	.53	.36	1.25	.11	(2.08)	1.67
Total from investment operations	.75	.70	1.59	.40	(1.83)	1.84
Less distributions from:
Net investment income	(.20 )	(.37 )	(.27 )	(.25 )	(.26 )	(.22 )
Net realized gains	(1.02)	(.32 )	(.26 )	—	(.84 )	(.32 )
Total distributions	(1.22)	(.69 )	(.53 )	(.25 )	(1.10)	(.54 )
Net asset value, end of period	$13.09	$13.56	$13.55	$12.49	$12.34	$15.27
Total Return (%)[b,c,d]	5.79 *	5.41	13.07	3.37	(12.89)	13.46
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	26	26	28	27	29	35
Ratio of expenses before expense reductions (%)[e]	.88 **	.88	.88	.86	.81	.79
Ratio of expenses after expense reductions (%)[e]	.73 **	.75	.62	.73	.65	.67
Ratio of net investment income (%)	3.29 **	2.57	2.66	2.33	1.83	1.20
Portfolio turnover rate (%)	23 *	92	53	36	70	39

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[e]
The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	19

DWS Multi-Asset Conservative Allocation Fund — Class C
	Six Months Ended 2/28/26	Years Ended August 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$13.55	$13.54	$12.48	$12.33	$15.26	$13.95
Income (loss) from investment operations:
Net investment income[a]	.16	.24	.24	.19	.15	.07
Net realized and unrealized gain (loss)	.54	.36	1.26	.12	(2.09)	1.67
Total from investment operations	.70	.60	1.50	.31	(1.94)	1.74
Less distributions from:
Net investment income	(.15 )	(.27 )	(.18 )	(.16 )	(.15 )	(.11 )
Net realized gains	(1.02)	(.32 )	(.26 )	—	(.84 )	(.32 )
Total distributions	(1.17)	(.59 )	(.44 )	(.16 )	(.99 )	(.43 )
Net asset value, end of period	$13.08	$13.55	$13.54	$12.48	$12.33	$15.26
Total Return (%)[b,c,d]	5.40 *	4.63	12.23	2.59	(13.55)	12.70
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	1	1	1	1	1
Ratio of expenses before expense reductions (%)[e]	1.72 **	1.73	1.73	1.72	1.62	1.61
Ratio of expenses after expense reductions (%)[e]	1.48 **	1.50	1.37	1.48	1.40	1.42
Ratio of net investment income (%)	2.46 **	1.81	1.89	1.56	1.07	.48
Portfolio turnover rate (%)	23 *	92	53	36	70	39

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[e]
The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

20	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

DWS Multi-Asset Conservative Allocation Fund — Class S
	Six Months Ended 2/28/26	Years Ended August 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$13.54	$13.53	$12.47	$12.32	$15.25	$13.95
Income (loss) from investment operations:
Net investment income[a]	.24	.37	.37	.32	.29	.21
Net realized and unrealized gain (loss)	.53	.36	1.25	.11	(2.09)	1.66
Total from investment operations	.77	.73	1.62	.43	(1.80)	1.87
Less distributions from:
Net investment income	(.22 )	(.40 )	(.30 )	(.28 )	(.29 )	(.25 )
Net realized gains	(1.02)	(.32 )	(.26 )	—	(.84 )	(.32 )
Total distributions	(1.24)	(.72 )	(.56 )	(.28 )	(1.13)	(.57 )
Net asset value, end of period	$13.07	$13.54	$13.53	$12.47	$12.32	$15.25
Total Return (%)[b,c]	5.94 *	5.69	13.38	3.63	(12.68)	13.76
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	32	33	35	35	39	48
Ratio of expenses before expense reductions (%)[d]	.62 **	.62	.63	.61	.55	.53
Ratio of expenses after expense reductions (%)[d]	.48 **	.50	.37	.48	.40	.42
Ratio of net investment income (%)	3.54 **	2.82	2.93	2.60	2.08	1.45
Portfolio turnover rate (%)	23 *	92	53	36	70	39

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[d]
The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	21

DWS Multi-Asset Moderate Allocation Fund — Class A
	Six Months Ended 2/28/26	Years Ended August 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$7.69	$10.16	$9.22	$8.99	$11.26	$9.78
Income (loss) from investment operations:
Net investment income[a]	.09	.15	.19	.18	.17	.09
Net realized and unrealized gain (loss)	.54	.33	1.28	.30	(1.44)	1.81
Total from investment operations	.63	.48	1.47	.48	(1.27)	1.90
Less distributions from:
Net investment income	(.21 )	(.22 )	(.18 )	(.13 )	(.21 )	(.08 )
Net realized gains	—	(2.73)	(.35 )	(.12 )	(.79 )	(.34 )
Total distributions	(.21 )	(2.95)	(.53 )	(.25 )	(1.00)	(.42 )
Net asset value, end of period	$8.11	$7.69	$10.16	$9.22	$8.99	$11.26
Total Return (%)[b,c,d]	8.30 *	7.17	16.55	5.61	(12.45)	20.00
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	15	15	15	15	15	19
Ratio of expenses before expense reductions (%)[e]	1.29 **	1.33	1.36	1.34	1.24	1.18
Ratio of expenses after expense reductions (%)[e]	.68 **	.73	.62	.65	.60	.74
Ratio of net investment income (%)	2.39 **	1.82	1.99	2.06	1.71	.86
Portfolio turnover rate (%)	14 *	135	52	38	67	39

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[e]
The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

22	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

DWS Multi-Asset Moderate Allocation Fund — Class C
	Six Months Ended 2/28/26	Years Ended August 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$7.68	$10.13	$9.20	$8.97	$11.23	$9.75
Income (loss) from investment operations:
Net investment income[a]	.06	.09	.12	.12	.10	.01
Net realized and unrealized gain (loss)	.54	.34	1.27	.30	(1.44)	1.81
Total from investment operations	.60	.43	1.39	.42	(1.34)	1.82
Less distributions from:
Net investment income	(.12 )	(.15 )	(.11 )	(.07 )	(.13 )	(.00 )*
Net realized gains	—	(2.73)	(.35 )	(.12 )	(.79 )	(.34 )
Total distributions	(.12 )	(2.88)	(.46 )	(.19 )	(.92 )	(.34 )
Net asset value, end of period	$8.16	$7.68	$10.13	$9.20	$8.97	$11.23
Total Return (%)[b,c,d]	7.91 **	6.41	15.57	4.82	(13.08)	19.14
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	1	1	1	1	2
Ratio of expenses before expense reductions (%)[e]	2.19 ***	2.20	2.19	2.15	2.05	1.95
Ratio of expenses after expense reductions (%)[e]	1.43 ***	1.48	1.36	1.40	1.35	1.48
Ratio of net investment income (%)	1.63 ***	1.08	1.23	1.35	.99	.11
Portfolio turnover rate (%)	14 **	135	52	38	67	39

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[e]
The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	23

DWS Multi-Asset Moderate Allocation Fund — Class S
	Six Months Ended 2/28/26	Years Ended August 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$7.68	$10.15	$9.21	$8.99	$11.25	$9.78
Income (loss) from investment operations:
Net investment income[a]	.10	.17	.21	.20	.19	.12
Net realized and unrealized gain (loss)	.54	.34	1.29	.29	(1.42)	1.80
Total from investment operations	.64	.51	1.50	.49	(1.23)	1.92
Less distributions from:
Net investment income	(.23 )	(.25 )	(.21 )	(.15 )	(.24 )	(.11 )
Net realized gains	—	(2.73)	(.35 )	(.12 )	(.79 )	(.34 )
Total distributions	(.23 )	(2.98)	(.56 )	(.27 )	(1.03)	(.45 )
Net asset value, end of period	$8.09	$7.68	$10.15	$9.21	$8.99	$11.25
Total Return (%)[b,c]	8.48 *	7.49	16.87	5.77	(12.13)	20.20
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6	6	6	6	6	7
Ratio of expenses before expense reductions (%)[d]	1.03 **	1.06	1.10	1.09	1.00	.94
Ratio of expenses after expense reductions (%)[d]	.43 **	.48	.37	.40	.35	.49
Ratio of net investment income (%)	2.63 **	2.08	2.24	2.29	1.94	1.10
Portfolio turnover rate (%)	14 *	135	52	38	67	39

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[d]
The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

24	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Multi-Asset Conservative Allocation Fund and DWS Multi-Asset Moderate Allocation Fund (hereinafter referred to individually as “Fund”  or collectively as “Funds” ) are each a diversified series of Deutsche DWS Asset Allocation Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust. The Funds may invest directly in securities and derivatives or other affiliated DWS funds (i.e., mutual funds, exchange-traded funds and other pooled investment vehicles managed by DWS Investment Management Americas, Inc. or one of its affiliates, together the “Underlying DWS Funds” ) and non-affiliated mutual funds and exchange-traded funds (“Non-affiliated Funds” ). Non-affiliated Funds and Underlying DWS Funds are collectively referred to as “Underlying Funds.”  Each Underlying DWS Fund’s accounting policies and investment holdings are outlined in the Underlying DWS Fund’s financial statements and are available upon request.
Each Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of each Fund have equal rights with respect to voting subject to class-specific arrangements.
The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	25

results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by each Fund in the preparation of its financial statements.
Operating Segment. Each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). ASU 2023-07 impacts financial statement disclosures only and does not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole, and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Funds’ Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

26	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in mutual funds are valued at the net asset value per share of each class of the mutual fund and are categorized as Level 1.
Exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. ETFs are generally categorized as Level 1 securities.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Disclosure about the classification of fair value measurements is included in a table following each Fund’s Investment Portfolio.
Foreign Currency Translations. The books and records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	27

of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Tax Information.  Each Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Each Fund is treated as a single corporate taxpayer.
At February 28, 2026, the aggregate cost of investments for federal income tax purposes for DWS Multi-Asset Conservative Allocation Fund was $55,071,779. The net unrealized appreciation for all investments based on tax cost was $4,378,196. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $4,984,536 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $606,340.
At February 28, 2026, the aggregate cost of investments for federal income tax purposes for DWS Multi-Asset Moderate Allocation Fund was $19,428,921. The net unrealized appreciation for all investments based on tax cost was $3,133,637. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $3,248,066 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $114,429.
Each Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended August 31, 2025, remains subject to examination by taxing authorities. Specific to foreign countries in which each Fund invests, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which each Fund invests.
Distribution of Income and Gains. Distributions from net investment income of DWS Multi-Asset Conservative Allocation Fund are declared and distributed to shareholders quarterly. Distributions from net investment income of DWS Multi-Asset Moderate Allocation Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to each Fund if not distributed and, therefore, will be distributed to shareholders at least annually. The Funds may also make additional distributions for tax purposes if necessary.

28	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, investments in derivatives, the realized tax character on distributions from certain securities and net investment losses. The Funds may utilize a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Funds.
The tax character of current year distributions will be determined at the end of each Fund’s current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.
B.
Derivative Instruments
Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended February 28, 2026, the Funds entered into futures contracts in order to hedge against potential adverse market movements of portfolio assets and to adjust asset allocations in response to short-term market changes as part of the Funds’ tactical asset allocation process.

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Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin” ) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of February 28, 2026 is included in the tables following the Funds' Investment Portfolios. For the six months ended February 28, 2026, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $6,457,000 to $7,432,000 for DWS Multi-Asset Conservative Allocation Fund and from approximately $2,206,000 to $3,209,000 for DWS Multi-Asset Moderate Allocation Fund. For the six months ended February 28, 2026, the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $4,480,000 to $4,754,000 for DWS Multi-Asset Conservative Allocation Fund and from approximately $1,585,000 to $2,490,000 for DWS Multi-Asset Moderate Allocation Fund.
The following tables summarize the value of the Fund’s derivative instruments held as of February 28, 2026 and the related location in the accompanying Statements of Assets and Liabilities, presented by primary underlying risk exposure:

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DWS Multi-Asset Conservative Allocation Fund
Asset Derivatives	Futures Contracts
Interest Rate Contracts (a)	$22,457
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)
Futures contracts are reported in the table above using cumulative appreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

DWS Multi-Asset Moderate Allocation Fund
Asset Derivatives	Futures Contracts
Interest Rate Contracts (a)	$9,667
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)
Futures contracts are reported in the table above using cumulative appreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

DWS Multi-Asset Conservative Allocation Fund
Liability Derivatives	Futures Contracts
Interest Rate Contracts (a)	$(23,157)
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)
Futures contracts are reported in the table above using cumulative depreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

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DWS Multi-Asset Moderate Allocation Fund
Liability Derivatives	Futures Contracts
Equity Contracts (a)	$(7,777)
Interest Rate Contracts (a)	(10,704)
$(18,481)
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)
Futures contracts are reported in the table above using cumulative depreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

Additionally, the amounts of unrealized and realized gains and losses on derivative instruments recognized in Funds earnings during the six months ended February 28, 2026 and the related location in the accompanying Statements of Operations is summarized in the following tables by primary underlying risk exposure:

DWS Multi-Asset Conservative Allocation Fund
Realized Gain (Loss)	Futures Contracts
Interest Rate Contracts (a)	$(5,877)
The above derivative is located in the following Statement of Operations account:

(a)	Net realized gain (loss) from futures contracts
DWS Multi-Asset Moderate Allocation Fund
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$45,594
Interest Rate Contracts (a)	3,335
$48,929
The above derivative is located in the following Statement of Operations account:

(a)	Net realized gain (loss) from futures contracts

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DWS Multi-Asset Conservative Allocation Fund
Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Interest Rate Contracts (a)	$9,071
Each of the above derivatives is located in the following Statements of Operations accounts:

(a)	Change in net unrealized appreciation (depreciation) on futures contracts
DWS Multi-Asset Moderate Allocation Fund
Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$(8,857)
Interest Rate Contracts (a)	2,590
$(6,267)
The above derivative is located in the following Statement of Operations account:

(a)	Change in net unrealized appreciation (depreciation) on futures contracts
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Restated Investment Management Agreement with the Advisor, each Fund pays a monthly management fee of: (a) 0.10% based on the Fund’s average daily net assets invested in exchange-traded funds and mutual funds, and (b) 0.55% on the Fund’s average daily net assets not covered in (a) above.
Accordingly, for the six months ended February 28, 2026, the fees pursuant to the Restated Investment Management Agreement were equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.102% and 0.102% of the Fund’s average daily net assets for DWS Multi-Asset Conservative Allocation Fund and DWS Multi-Asset Moderate Allocation Fund, respectively.
The Funds do not invest in the Underlying DWS Funds for the purpose of exercising management or control; however, investments within the set limits may represent 5% or more of an Underlying DWS Fund’s outstanding shares. At February 28, 2026, DWS Multi-Asset Conservative

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Allocation Fund and DWS Multi-Asset Moderate Allocation Fund did not invest in more than 5% of any Underlying DWS Fund.
For the period from September 1, 2025 through September 30, 2025, for DWS Multi-Asset Conservative Allocation Fund and DWS Multi-Asset Moderate Allocation Fund, the Advisor had contractually agreed to reimburse or pay certain operating expenses to the extent necessary to maintain the Funds’ total annual operating expenses (including indirect expenses of Underlying Funds and excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) as a percentage of average daily net assets as follows:
	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Class A	1.03%	1.03%
Class C	1.78%	1.78%
Class S	.78%	.78%
Effective October 1, 2025 through November 30, 2026, for DWS Multi-Asset Conservative Allocation Fund and DWS Multi-Asset Moderate Allocation Fund, the Advisor has contractually agreed to reimburse or pay certain operating expenses to the extent necessary to maintain the Funds’ total annual operating expenses (including indirect expenses of Underlying Funds and excluding certain expenses such as extraordinary expenses,taxes, brokerage and interest expense) as a percentage of average daily net assets as follows:
	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Class A	.97%	.99%
Class C	1.72%	1.74%
Class S	.72%	.74%
For the six months ended February 28, 2026, fees waived and/or expenses reimbursed for each class were as follows:
DWS Multi-Asset Conservative Allocation Fund
Class A	$19,730
Class C	1,272
Class S	22,907
$43,909

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DWS Multi-Asset Moderate Allocation Fund
Class A	$46,185
Class C	2,906
Class S	18,827
$67,918
Each Fund indirectly bears its proportionate share of fees and expenses, including the management fee paid to DIMA or other investment advisor, incurred by the Underlying Funds and in which it is invested.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Funds. For all services provided under the Administrative Services Agreement, the Funds pay the Advisor an annual fee (“Administration Fee” ) of 0.097% of each Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended February 28, 2026, the Administration Fee for each Fund was as follows:
Administration Fee	Total Aggregated	Unpaid at February 28, 2026
DWS Multi-Asset Conservative Allocation Fund	$28,901	$4,404
DWS Multi-Asset Moderate Allocation Fund	$10,664	$1,671
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Funds. For the six months ended

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	35

February 28, 2026, the amounts charged to the Funds by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at February 28, 2026
DWS Multi-Asset Conservative Allocation Fund
Class A	$8,010	$2,816
Class C	350	152
Class S	15,078	5,115
	$23,438	$8,083
DWS Multi-Asset Moderate Allocation Fund
Class A	4,560	1,492
Class C	346	134
Class S	2,559	784
	$7,465	$2,410
In addition, for the six months ended February 28, 2026, the amounts charged to the Funds for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statements of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
DWS Multi-Asset Conservative Allocation Fund
Class A	$11,692
Class C	906
Class S	6,535
$19,133
DWS Multi-Asset Moderate Allocation Fund
Class A	7,102
Class C	750
Class S	1,538
$9,390
Distribution and Service Fees. Under the Funds’ Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Funds' Underwriting and Distribution Services Agreements, DDI enters into related selling group agreements

36	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

with various firms at various rates for sales of Class C shares. For the six months ended February 28, 2026, the Distribution Fees were as follows:
Distribution Fee	Total Aggregated	Unpaid at February 28, 2026
DWS Multi-Asset Conservative Allocation Fund
Class C	$4,013	$694
DWS Multi-Asset Moderate Allocation Fund
Class C	2,868	417
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended February 28, 2026, the Service Fees were as follows:
Service Fee	Total Aggregated	Unpaid at February 28, 2026	Annualized Rate
DWS Multi-Asset Conservative Allocation Fund
Class A	$31,492	$10,557.24%
Class C	1,312	665.25%
	$32,804	$11,222
DWS Multi-Asset Moderate Allocation Fund
Class A	17,825	7,439.24%
Class C	955	335.25%
	$18,780	$7,774
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Funds. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended February 28, 2026 for DWS Multi-Asset Conservative Allocation Fund and DWS Multi-Asset Moderate Allocation Fund aggregated $707 and $1,235, respectively.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed of Class C. For the six months ended February 28, 2026, the CDSC for Class C shares for DWS Multi-Asset Conservative Allocation Fund and DWS Multi-Asset Moderate Allocation Fund aggregated $9 and $14 respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.

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Other Service Fees. Under an agreement with the Funds, DIMA is compensated for providing regulatory filing services to the Funds. For the six months ended February 28, 2026, the amounts charged to the Funds by DIMA included in the Statements of Operations under “Reports to shareholders”  were as follows:
Other Service Fees	Total Aggregated	Unpaid at February 28, 2026
DWS Multi-Asset Conservative Allocation Fund	$420	$113
DWS Multi-Asset Moderate Allocation Fund	$420	$113
Trustees’ Fees and Expenses. The Funds paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. Each Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. Each Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
D.
Line of Credit
The Funds and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Funds may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Funds may borrow up to a maximum of 33 percent of its net assets under the agreement. The Funds had no outstanding loans at February 28, 2026.

38	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

E.
Funds Share Transactions
DWS Multi-Asset Conservative Allocation Fund
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended February 28, 2026		Year Ended August 31, 2025
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	143,835	$1,961,423	68,066	$899,937
Class C	14,237	183,414	4,214	54,827
Class S	53,410	715,747	74,240	966,811
		$2,860,584		$1,921,575
Shares issued to shareholders in reinvestment of distributions
Class A	171,387	$2,204,761	103,711	$1,351,363
Class C	6,785	87,165	3,397	44,211
Class S	219,792	2,821,697	131,455	1,709,728
		$5,113,623		$3,105,302
Shares redeemed
Class A	(298,512)	$(4,075,334)	(305,278)	$(4,042,691)
Class C	(4,487)	(60,502)	(8,927)	(118,603)
Class S	(221,674)	(2,973,258)	(341,560)	(4,514,807)
		$(7,109,094)		$(8,676,101)
Net increase (decrease)
Class A	16,710	$90,850	(133,501)	$(1,791,391)
Class C	16,535	210,077	(1,316)	(19,565)
Class S	51,528	564,186	(135,865)	(1,838,268)
		$865,113		$(3,649,224)

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	39

DWS Multi-Asset Moderate Allocation Fund
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended February 28, 2026		Year Ended August 31, 2025
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	72,278	$573,154	111,168	$916,920
Class C	1,092	8,585	3,871	30,317
Class S	121,412	960,079	181,100	1,339,070
		$1,541,818		$2,286,307
Shares issued to shareholders in reinvestment of distributions
Class A	50,368	$396,393	590,468	$4,192,323
Class C	1,455	11,541	37,187	265,143
Class S	23,917	187,752	234,607	1,661,014
		$595,686		$6,118,480
Shares redeemed
Class A	(134,429)	$(1,071,420)	(256,613)	$(2,068,504)
Class C	(23,048)	(184,136)	(25,772)	(191,979)
Class S	(80,026)	(633,265)	(243,651)	(1,818,379)
		$(1,888,821)		$(4,078,862)
Net increase (decrease)
Class A	(11,783)	$(101,873)	445,023	$3,040,739
Class C	(20,501)	(164,010)	15,286	103,481
Class S	65,303	514,566	172,056	1,181,705
		$248,683		$4,325,925

40	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Multi-Asset Conservative Allocation Fund’s and DWS Multi-Asset Moderate Allocation Fund’s (each a “Fund”  and collectively, the “Funds” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2025.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Funds' Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Funds' performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Funds.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of each Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Funds since their inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Funds. The Board considered, generally, that shareholders chose to invest or remain invested in each respective Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of

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the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to each Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to each Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing each Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed each Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds.
DWS Multi-Asset Conservative Allocation Fund.  Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2024, DWS Multi-Asset Conservative Allocation Fund’s performance (Class A shares) was in the 4th quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2024. The Board noted the underperformance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and, where needed, the actions being taken to improve performance. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the DWS fund complex.

42	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

DWS Multi-Asset Moderate Allocation Fund.  Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2024, DWS Multi-Asset Moderate Allocation Fund’s performance (Class A shares) was in the 4th quartile, 3rd quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-, three- and five-year periods ended December 31, 2024. The Board noted the underperformance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and, where needed, the actions being taken to improve performance. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the DWS fund complex.
Fees and Expenses. The Board considered the Funds’ investment management fee schedules, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ).
DWS Multi-Asset Conservative Allocation Fund. With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by DWS Multi-Asset Conservative Allocation Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were equal to the median (2nd quartile) (1st quartile being the most favorable and 4th quartile being the least favorable) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2024). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2024, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees, but inclusive of acquired fund fees and expenses) (“Broadridge Universe Expenses” ).
DWS Multi-Asset Moderate Allocation Fund. With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by DWS Multi-Asset Moderate Allocation Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) (1st quartile being the most favorable and 4th quartile being the least favorable) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2024). The Board noted that the Fund’s Class A shares total (net) operating expenses

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	43

(excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Broadridge Universe Expenses.
The Board also reviewed data comparing total (net) operating expenses of each other operational share class of each Fund to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help each Fund’s total (net) operating expenses remain competitive. The Board considered the Funds’ management fee rates as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Funds and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Funds.
On the basis of the information provided, the Board concluded that each Fund’s management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing each Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of each Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of each Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was in line with the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Funds and whether the Funds benefit from any economies of scale. In this regard, the Board observed that while each Fund’s current investment management fee schedule does not include breakpoints, each Fund’s fee schedule

44	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

represents an appropriate sharing between each Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Funds, any fees received by an affiliate of DIMA for transfer agency services provided to the Funds and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that each Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Funds’ chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of each Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
MULTI-BFE2025

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	45

MULTI-NCSRS

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Multi-Asset Conservative Allocation Fund and DWS Multi-Asset Moderate Allocation Fund, each a series of Deutsche DWS Asset Allocation Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	4/29/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	4/29/2026

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	4/29/2026